Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Results
Revenues

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Floaters	1,387	2,212	2,906
Jack-up rigs	617	865	1,293
Other	84	92	136
Total	2,088	3,169	4,335

Depreciation and amortization

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Floaters	601	600	570
Jack-up rigs	197	210	208
Other	—	—	1
Total	798	810	779

Operating income – net income

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Floaters	(622)	759	340
Jack-up Rigs	(112)	267	664
Other	6	—	15
Operating income	(728)	1,026	1,019
Unallocated items:
Total financial items and other	(2,308)	(982)	(1,446)
(Loss)/income before income taxes	(3,036)	44	(427)

Drilling Units and Newbuildings - Total assets

(In US$ millions)	December 31, 2017	December 31, 2016
Floaters	9,956	11,751
Jack-up Rigs	3,508	4,056
Total Drilling Units and Newbuildings	13,464	15,807
Assets held for sale	126	128
Investments in Associated companies	1,473	2,168
Marketable securities	124	110
Cash and restricted cash	1,359	1,443
Other assets	1,436	2,010
Total	17,982	21,666

 Capital expenditures – fixed assets

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Floaters	128	192	950
Jack-up Rigs	22	35	95
Total	150	227	1,045

Company's Revenues and Fixed Assets by Geographic Area
Fixed assets – drilling units (1)

(In US$ millions)	December 31, 2017	December 31, 2016
Norway	2,258	2,456
Spain	2,016	944
Brazil	1,816	1,884
Malaysia	1,809	673
USA	1,266	1,298
Others (2)	4,051	5,598
Total	13,216	12,853

(1)
The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

(2)	Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.
Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

Revenues

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Angola	482	419	527
Brazil	358	491	877
United States	291	370	371
Norway	219	475	641
Nigeria	193	431	499
Others (1)	545	983	1,420
Total Revenue	2,088	3,169	4,335

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.

Major Customers
In the years ended December 31, 2017, 2016 and 2015, we had the following customers with contract revenues greater than 10% in any of the years presented:

	Year ended December 31,
	2017	2016	2015
Total S.A Group ("Total")	25%	18%	16%
Petroleo Brasileiro S.A ("Petrobras")	19%	17%	19%
LLOG	15%	13%	9%
Exxon Mobil Corp ("Exxon")	7%	13%	14%
Statoil ASA ("Statoil")	4%	10%	12%